CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments
Fixed income securities, at fair value (amortized cost $73,379 and $78,786)	$ 76,113	$ 79,612
Equity securities, at fair value (cost $4,203 and $4,228)	4,363	4,811
Mortgage loans	7,139	6,679
Limited partnership interests	4,697	3,816
Short-term, at fair value (amortized cost $1,291 and $3,279)	1,291	3,279
Other	2,015	2,286
Total investments	95,618	100,483
Cash	776	562
Premium installment receivables, net	4,920	4,839
Deferred policy acquisition costs	3,871	4,180
Reinsurance recoverables, net	7,251	6,552
Accrued investment income	826	809
Deferred income taxes	722	999
Property and equipment, net	914	921
Goodwill	1,242	874
Other assets	2,069	1,605
Separate Accounts	6,984	8,676
Total assets	125,193	130,500
Liabilities
Reserve for property-liability insurance claims and claims expense	20,375	19,468
Reserve for life-contingent contract benefits	14,406	13,450
Contractholder funds	42,332	48,195
Unearned premiums	10,057	9,800
Claim payments outstanding	827	737
Other liabilities and accrued expenses	5,978	5,621
Long-term debt	5,908	5,908
Separate Accounts	6,984	8,676
Total liabilities	106,867	111,855
Commitments and Contingent Liabilities (Note 7, 8 and 14)
Equity
Preferred stock, $1 par value, 25 million shares authorized, none issued
Common stock, $.01 par value, 2.0 billion shares authorized and 900 million issued, 501 million and 533 million shares outstanding	9	9
Additional capital paid-in	3,189	3,176
Retained income	31,909	31,558
Deferred ESOP expense	(43)	(44)
Treasury stock, at cost (399 million and 367 million shares)	(16,795)	(15,910)
Unrealized net capital gains and losses:
Unrealized net capital losses on fixed income securities with OTTI	(174)	(190)
Other unrealized net capital gains and losses	2,041	1,089
Unrealized adjustment to DAC, DSI and insurance reserves	(467)	49
Total unrealized net capital gains and losses	1,400	948
Unrealized foreign currency translation adjustments	56	68
Unrecognized pension and other postretirement benefit cost	(1,427)	(1,188)
Total accumulated other comprehensive income (loss)	29	(172)
Total shareholders' equity	18,298	18,617
Noncontrolling interest	28	28
Total equity	18,326	18,645
Total liabilities and equity	$ 125,193	$ 130,500